Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
LEASES
NOTE 9:-	LEASES

On April 1, 2024, the Company entered into a two-year lease agreement with for a total area of approximately 240 square meters, whereby the Company occupies approximately 120 square meters for the Company’s offices, in the district of Tel Aviv, Israel. The Company has an option to extend for an additional three-year term. The monthly lease fee was set at approximately $3, linked to the NIS.